Other income / expenses and adjustments - Summary of Finance Charge (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Other Income Expenses And Adjustment [Line Items]
Interest on convertible loan notes	£ (2,241)	£ (20)	£ (185)
Other interest		(10)
Interest on bank loan	(2,900)	(1,739)	(1,645)
Interest on lease liabilities	(1,085)	(1,314)
Accreted interest on bank loan		(1,523)	(782)
Modification gain/(loss) on bank loan		456	(730)
Loss on short-term deposits			(22)
Discounting of provision for deferred cash consideration	(157)	(221)	(443)
Total finance costs	£ (6,383)	£ (4,371)	£ (3,807)